SUPPLEMENTARY CASH FLOWS INFORMATION	12 Months Ended
Mar. 31, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOWS INFORMATION	SUPPLEMENTARY CASH FLOWS INFORMATION
Changes in non-cash working capital are as follows:

	2024	2023
Accounts receivable	$(10.7)	$4.1
Contract assets	153.0	(66.6)
Inventories	(76.3)	(65.6)
Prepayments	(11.2)	(9.7)
Income taxes	30.2	(13.2)
Accounts payable and accrued liabilities	11.0	21.8
Provisions	14.2	(15.3)
Contract liabilities	17.9	30.0
	$128.1	$(114.5)

Supplemental information:

	2024	2023
Interest paid	$189.7	$174.7
Interest received	17.1	13.3
Income taxes paid	69.7	34.7